Other Long-Term Liabilities - Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Balance at the beginning of the year	$ 5,351	$ 4,757	$ 5,449
Freight tax (recovery) expense	(499)	594	(692)
Balance at the end of the year	$ 4,852	$ 5,351	$ 4,757